SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Short-term investments	$ 1,989,712		$ 3,094,208
Accrued interest	41,005		62,788
Allowance for doubtful accounts	585,275		266,351
Allowance for credit loss on loans to third parties and employees	431,520		80,877
Allowance for credit loss for other receivable	0		3,526
Provision for credit loss	11,698		13,247
Inventory reserve	22,772		18,182
Impairment for operating lease right-of-use lease assets	0	$ 0
Impairment of long-lived assets	$ 0	0
Property, plant and equipment, useful life	5 years
Deferred IPO costs	$ 1,092,527		$ 999,182
Revenue recognized from opening deferred revenue	$ 163,914	143,056
Revenue, practical expedient, financing component [true false]	true
Research and development expense	$ 84,242	9,999
Employee social security and welfare benefits expense	$ 202,037	$ 194,574
Number of dilutive securities (in Shares)	0		0
Number of operating segments	1
Number of reportable segments	1
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Percentage of value added tax	5.00%
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Percentage of value added tax	13.00%
Nonrelated Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Allowance for credit losses for accounts receivable	$ 1,138,664		$ 668,195	$ 133,449
Allowance for doubtful accounts	$ 585,275		$ 266,351	$ 175,135